Commitment And Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitment And Contingencies
10.
Commitments and Contingencies
Legal
The Company is a party to a number of claims and governmental proceedings which are ordinary, routine matters incidental to its business. In addition, in the ordinary course of business the Company periodically has disputes with vendors and customers. The outcomes of these matters are not expected to have, either individually or in the aggregate, a material adverse effect on the Company’s financial position or results of operations.
Performance Guarantee Obligations
The Company guarantees certain specified minimum solar energy production output under the Company’s PPA agreements, generally over a term of 10, 15 or 25 years. The solar energy systems are monitored to ensure these outputs are achieved. The Company evaluates if any amounts are due to customers based upon not meeting the guaranteed solar energy production outputs at each reporting period end. As of September 30, 2021, and December 31, 2020, the guaranteed minimum solar energy production has been met and the Company has recorded no performance guarantee obligations.
Leases
The Company has operating leases for land and buildings. For nine months ended September 30, 2021, and 2020, the Company recorded site lease expenses under these agreements totaling $3.2 million and $2.3 million, respectively of which are recorded in cost of operations in the condensed consolidated statements of operations.

12.
Commitments and Contingencies
Legal
The Company is a party to a number of claims and governmental proceedings which are ordinary, routine matters incidental to its business. In addition, in the ordinary course of business the Company periodically has disputes with vendors and customers. The outcomes of these matters are not expected to have, either individually or in the aggregate, a material adverse effect on the Company’s financial position or results of operations.
Performance Guarantee Obligations
The Company guarantees certain specified minimum solar energy production output under the Company’s PPA agreements, generally over a term of 10, 15 or 25 years. The solar energy systems are monitored to ensure these outputs are achieved. The Company evaluates if any amounts are due to customers based upon not meeting the guaranteed solar energy production outputs at each reporting period end. As of December 31, 2020 and 2019, the guaranteed minimum solar energy production has been met and the Company has recorded no performance guarantee obligations.

(1)	The Company acquired cash of $1.5 million and restricted cash of $0.2 million as of the acquisition date.

Leases
The Company has operating leases for land and buildings. The following schedule represents the expected annual future minimum payments under site leases:

2021	$3,591
2022	3,671
2023	3,706
2024	3,745
2025	3,677
Thereafter	60,239

Total lease payments	$78,629

For the years ended December 31, 2020 and 2019, the Company recorded site lease expenses under these agreements totaling $3.1 million and $2.6 million, respectively of which are recorded in cost of operations (exclusive of total depreciation and amortization) in the consolidated statements of operations.

CBRE Acquisition Holdings Inc [Member]
Commitment And Contingencies
NOTE 5— COMMITMENT AND CONTINGENCIES
Underwriting Agreement
The underwriter was entitled to underwriting discounts and commissions of $0.55 per
SAILSM
security, or
$22,137,500, of which $8,050,000 was paid at closing of the Initial Public Offering. As of December 31, 2020,

the Company had $14,087,500
of accrued offering costs in the accompanying Balance Sheet, representing deferred underwriting commissions that will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes the Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 20%
of the total amount of the deferred underwriting commissions held in the Trust Account, may be re-allocated or paid (a) to any underwriter from the Company’s Initial Public Offering in an amount (at the sole discretion of the Company’s management team) that is disproportionate to the portion of the aggregate deferred underwriting commission payable to such underwriter based on their participation in the Initial Public Offering and/or (b) to third parties that did not participate in the Company’s Initial Public Offering (but who are members of the Financial Industry Regulatory Authority (“FINRA”)) that assist the Company in consummating a Business Combination. The election to re-allocate or make any such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
NOTE 5—COMMITMENT AND CONTINGENCIES
Underwriting Agreement
The underwriter was entitled to underwriting discounts and commissions of $0.55 per
SAILSM
security
, or $22,137,500, of which $8,050,000 was paid at closing of the Initial Public Offering. As of
September
 30, 2021, the Company had $14,087,500 of accrued offering costs in the accompanying Balance Sheet, representing deferred underwriting commissions that will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes the Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 20% of the total amount of the deferred

underwriting
 commissions held in the Trust Account, may be
re-allocated
or paid (a) to any underwriter from the Company’s Initial Public Offering in an amount (at the sole discretion of the Company’s management team) that is disproportionate to the portion of the aggregate deferred underwriting commission payable to such underwriter based on their participation in the Initial Public Offering and/or (b) to third parties that did not participate in the Company’s Initial Public Offering (but who are members of the Financial Industry Regulatory Authority (“FINRA”)) that assist the Company in consummating a Business Combination. The election to re-allocate
or make any such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.